Trade and other receivables	6 Months Ended
Jun. 30, 2021
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Trade and other receivables
14.	Trade and other receivables
Amounts falling due within one year:

	30 June 2021	31 December 2020
	£m	£m
Trade receivables	5,877.1	6,572.2
Work in progress	279.1	264.1
VAT and sales taxes recoverable	284.4	236.6
Prepayments	265.6	248.1
Accrued income	3,023.4	3,150.1
Fair value of derivatives	1.8	0.2
Other debtors	493.1	501.0
	10,224.5	10,972.3
Amounts falling due after more than one year:

	30 June 2021	31 December 2020
	£m	£m
Fair value of derivatives	14.4	9.6
Prepayments and other debtors	163.1	146.6
	177.5	156.2
The Group considers that the carrying amount of trade and other receivables approximates their fair value.
A credit to bad debt expense of £10.6 million (period ended 30 June 2020: expense of £29.2 million; year ended 31 December 2020: expense of £40.8 million) on the Group’s trade receivables was recognised in the period as a result of the reduction in expected credit losses since 31 December 2020. The allowance for bad and doubtful debts is equivalent to 1.4% (31 December 2020: 1.7%) of gross trade receivables.